Shareholders' Equity - Additional Information (Detail) (USD $)	1 Months Ended		3 Months Ended	12 Months Ended				12 Months Ended	3 Months Ended		12 Months Ended
	Apr. 30, 2012	Mar. 30, 2009	Jun. 30, 2010	Dec. 31, 2013	Dec. 31, 2012	Mar. 15, 2012	Dec. 31, 2013 Stock Repurchase Program	Dec. 31, 2009 Equity Offering	Mar. 31, 2012 Repurchase Of Equity Units	Jun. 30, 2010 Repurchase Of Equity Units	Dec. 31, 2013 Stock Incentive Plan	Dec. 31, 2012 Stock Incentive Plan	Dec. 31, 2011 Stock Incentive Plan	Jan. 31, 2014 Subsequent Event Stock Repurchase Program
Shareholders' Equity [Line Items]
Number of shares outstanding				94,396,500
Common shares sold from treasury stock		14,700,000		4,000,000				14,700,000	5,800,000	3,100,000	500,000	400,000	300,000
Equity units number issued, units		6,600,000
Common shares sold aggregate stated amount	$ 106,273,000	$ 235,000,000
Equity units sold aggregate public offering price		165,000,000
Forward purchase price contract obligation per share		$ 25
Undivided beneficial ownership interest		2.50%
Senior notes principal amount		1,000
Senior notes interest rate		8.00%				3.854%
Purchase contract settlement date				2012-04-30
Senior notes maturity				2014
Allocation of underwriting commissions as deferred charges		1.00%
Underwriting commissions paid, total		6.00%
Senior notes, final maturity date after which reset interest rate is applicable				Apr. 30, 2014
Senior notes coupon yield per annum						2.875%
Equity units outstanding	4,250,920
Common shares issued in exchange for equity units			2,300,000
Shares issued in exchange under purchase contracts	5,800,000
Maximum number of shares that may yet be purchased							1,551,693							11,600,000
Additional number of shares approved to be repurchased														10,000,000
Aggregate number of shares repurchased				35,900,000
Aggregate value of shares repurchased				$ 1,621,100,000
Repurchased shares remain in treasury stock				8,400,000	7,300,000